SHARE-BASED COMPENSATION (Detail Textuals) - shares	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price as a percentage of fair market value at date of grant			100.00%
Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	340,000		15,000		225,000
Term for restricted stock awards	18 months
Unvested restricted stock (in shares)		342,500	7,500			445,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price as percentage of fair market value of share of common stock on first or last day of quarter		90.00%	90.00%
Maximum number of issuable common stock under the plan		661,157	661,157
2000 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of issuable common stock under the plan		8,000,000	8,000,000
2000 Plan | On a 100% basis matching contributions | stockholders owning more than 10% of common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price as a percentage of fair market value at date of grant		110.00%	110.00%
2000 Plan | Incentive stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price as a percentage of fair market value at date of grant		100.00%
2000 Plan | Nonqualified Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price as a percentage of fair market value at date of grant		85.00%	85.00%